Condensed Statement of Financial Position - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	$ 1,747,417	$ 648,704
Intangible assets	10,470,998	988,406
Goodwill	20,760,727	4,418,226
Right-of-use assets	3,438,619	4,059,896
Deferred tax assets	15,304,600	14,631,743
Total non current assets	51,722,361	24,746,975
Current assets
Current financial assets	5,000,000	10,000,880
Deferred transaction cost		7,355,404
Trade and other receivables	14,278,176	6,603,240
Prepaid expenses and other current assets	5,091,010	1,102,989
Cash and bank balances	19,304,380	9,529,723
Total current assets	43,673,566	34,592,236
Total assets	95,395,927	59,339,211
EQUITY
Share capital	11,889	8,529
Share premium	314,218,626	88,873,188
Employee share scheme reserve	37,186,616	36,929,523
Foreign currency translation reserve	(1,137,716)	450,863
Accumulated losses	(375,804,634)	(216,066,255)
Net deficit attributable to the Parent Company's Shareholders	(25,525,219)	(89,804,152)
Non-controlling interests	1,010,339	66,378
Total deficit	(24,514,880)	(89,737,774)
Non-current liabilities
Provision for employees' end of service benefits	698,448	815,407
Earnout liabilities	37,568,164
Interest-bearing loans	1,681,103	337,545
Derivative warrant liabilities	11,145,000
Lease liabilities	2,777,604	2,961,317
Total non current liabilities	53,870,319	4,114,269
Current liabilities
Derivatives liability		44,330,400
Convertible notes	228,984	74,606,482
Accounts payable, accruals and other payables	63,122,137	23,606,454
Current tax liabilities	1,197,359	678,972
Loans from a related party	443,698	478,764
Interest-bearing loans		60,440
Lease liabilities	1,048,310	1,201,204
Total Current liabilities	66,040,488	144,962,716
Total liabilities	119,910,807	149,076,985
Total equity and liabilities	$ 95,395,927	$ 59,339,211